Long- term investments	12 Months Ended
Dec. 31, 2018
Long-term Investments [Abstract]
Long- term investments
7.	Long- term investments

As of December 31, 2017 and 2018, long-term investment includes an equity investments in privately held companies.

a)	Cost method investments

The Group carries the investment at cost as the Group does not have significant influence and the investment does not have a readily determinable fair value. As of December 31, 2018, the carrying value of equity investments for using cost method was RMB1.3 million.

b)	Equity method investments

On September 3, 2018, TuanChe Internet invested RMB4 million in cash for a 40% equity interest in Shanghai Three Drivers Culture Media Co., Limited ("STDC") that operates a car media business. TuanChe Internet applies the equity method of accounting to account for its equity investment in common stock of STDC, over which it has significant influence but does not own a majority equity interest or otherwise control. As of December 31, 2018, the carrying value of equity investment for using equity method was RMB3.1 million.

No impairment provision was made for the years ended December 31, 2016, 2017 and 2018, respectively.